Equity-based compensation - Summary of non-vested share movements (Details) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 08, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested shares at January 1 (in shares)		4,222	2,800
Granted (in shares)	4,200	700
Vested (in shares)		(108)	(814)
Forfeited (in shares)		(114)	(208)
Non-invested shares at December 31 (in shares)	4,222	4,742	3,443
Outstanding, beginning balance, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 74.4
Vested, weighted average fair value at grant date (in dollars per share) | $ / shares			93.0
Forfeited, weighted average fair value at grant date (in dollars per share) | $ / shares			80.4
Outstanding, ending balance, weighted average fair value at grant date (in dollars per share) | $ / shares		$ 51.2	$ 72.9
Fair value, beginning balance, non-vested | $		$ 212,367	$ 208,300
Fair value, vested | $		(5,432)	(75,702)
Fair value, forfeited | $		(5,734)	(16,723)
Fair value, ending balance, non-vested | $	$ 212,367	$ 243,020	$ 251,046
Restricted awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		625
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares		$ 56.1
Fair value, granted | $		$ 35,037
Performance awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		117
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares		$ 58.0
Fair value, granted | $		$ 6,782
Annual incentive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			168
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 83.7
Fair value, granted | $			$ 14,062
Share savings plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			109
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 85.5
Fair value, granted | $			$ 9,320
Novartis equity plan select, North America [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			689
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 77.9
Fair value, granted | $			$ 53,673
Novartis equity plan select, outside North America [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			141
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 79.8
Fair value, granted | $			$ 11,252
Long-term performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			316
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 88.4
Fair value, granted | $			$ 27,934
Long-term relative performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			37
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 51.2
Fair value, granted | $			$ 1,894
Other share awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			205
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares			$ 83.1
Fair value, granted | $			$ 17,036